Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2016	$ 99,214	$ 171,425	$ 201,517	$ (6,251)	$ (33,219)	$ 432,686
Net Income	0	0	43,145	0	0	43,145
Change in other comprehensive income (loss), net of tax	0	0	0	4,445	0	4,445
Stock options exercises	784	4,452	0	0	0	5,236
Cash dividend declared	0	0	(25,226)	0	0	(25,226)
Purchase of treasury stock	0	0	0	0	(4,608)	(4,608)
Sale of treasury stock	0	(376)	0	0	2,856	2,480
Stock based compensation expense	0	150	0	0	0	150
Balance at Dec. 31, 2017	99,998	175,651	219,436	(1,806)	(34,971)	458,308
Net Income	0	0	61,445	0	0	61,445
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	0	0	1,346	(1,346)	0	0
Change in other comprehensive income (loss), net of tax	0	0	0	(7,157)	0	(7,157)
Stock options exercises	177	1,082	0	0	0	1,259
Cash dividend declared	0	0	(25,830)	0	0	(25,830)
Purchase of treasury stock	0	0	0	0	(718)	(718)
Sale of treasury stock	0	(196)	0	0	2,587	2,391
Stock based compensation expense	0	173	0	0	0	173
Balance at Dec. 31, 2018	100,175	176,710	256,397	(10,309)	(33,102)	489,871
Net Income	0	0	57,840	0	0	57,840
Change in other comprehensive income (loss), net of tax	0	0	0	14,770	0	14,770
Stock options exercises	30	155	0	0	0	185
Cash dividend declared	0	0	(26,170)	0	0	(26,170)
Purchase of treasury stock	0	0	0	0	(35)	(35)
Sale of treasury stock	0	(443)	0	0	2,234	1,791
Stock based compensation expense	0	5	0	0	0	5
Balance at Dec. 31, 2019	$ 100,205	$ 176,427	$ 288,067	$ 4,461	$ (30,903)	$ 538,257